Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
Related party transactions include payments for consulting services provided to the Company, clinical trials, board fees, and share repurchases. Related party payments for the three and six months ended June 30, 2022 and 2021 were as follows:

		Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	Type	2022	2021	2022	2021
American Institute of Research	Consulting	$42	$33	$82	$63
Karen M Johnson	Board Fees	—	—	19	—
Richard Barasch	Board Fees	—	—	5	—
Anne M. McGeorge	Board Fees	—	—	19	—
Mohit Kaushal	Board Fees	—	—	19	—
Ravi Sarin	Board Fees	—	—	19	—
Maeve O'Meara Duke	Board Fees	—	—	19	—
Havencrest Capital Management, LLC	Management Fees	—	75	—	75
M33 Growth LLC	Management Fees	—	230	—	230
Richy Agajanian MD	Share Repurchase	8,748	5	8,764	9
Veeral Desai	Board Fees	—	12	—	25
Total		$8,790	$355	$8,946	$402
Related Party TransactionsRelated party transactions include payments to the American Institute of Research, Havencrest Capital Management, L.L.C., M33 Growth L.L.C., Mark L. Pacala, Richy Agajanian M.D., Roca Partners L.L.C. and Veeral Desai. The American Institute of Research provides consulting services to the Company. Havencrest Capital Management L.L.C. and M33 Growth L.L.C. provide management services to the Company. These entities have an equity stake in the Company and payments constitute consideration in exchange for the services provided. Mark L. Pacala and Roca Partners L.L.C. also have an equity stake in the Company and payments to these owners constitute expense reimbursement for traveling to Board meetings. Richy Agajanian M.D. was the representative shareholder of the Practice through December 31, 2020 and payments to him are compensation for his services related to clinical research trials.
Related Party payments for the years ended December 31, 2021 and 2020 were as follows:

(in thousands)	Year Ended December 31,
	2021	2020
American Institute of Research	$152	$159
Havencrest Capital Management, LLC	166	233
M33 Growth LLC	353	183
Mark L. Pacala	—	3
Richy Agajanian MD	21	24
Veeral Desai	52	38
Roca Partners LLC	—	1
Total	$744	$641